Mergers, Acquisitions and Disposals - Summary of Income Statement of Discontinued Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) [1]	Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	$ 506,711	$ 26,867		$ 469,744	$ 439,932	[3]
Cost of goods sold	315,230	16,714		294,574	277,842	[3]
Gross profit	191,481	10,153		175,170	162,090	[3]
Foreign exchange gain, net	$ 2,467	$ 131		248	(4,934)	[3]
Less: non-controlling interest in discontinued operations				1,936	2,181	[3]
Net income from discontinued operations				3,366	3,726	[3]
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues				24,167	20,524
Cost of goods sold				17,360	12,346
Gross profit				6,807	8,178
Operating expenses				5,750	6,865
Other expenses, net				7	134
Financial income, net				(185)	(64)
Foreign exchange gain, net				(73)	(22)
Income before income taxes				1,308	1,265
Income taxes				466	370
Net income for discontinued operations				842	895
Less: non-controlling interest in discontinued operations				391	469
Controlling interest in discontinued operations				451	426
Accumulated currency translation effect for the subsidiary disposal				(811)	2,830
Gain from sale				3,335
Net income for subsidiary disposal – controlling interest				2,975	3,256
Net income from discontinued operations				$ 3,366	$ 3,725

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1